JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.9%
Aerospace & Defense — 0.6%
AAR Corp.	65	1,220
Maxar Technologies, Inc. (a)	131	3,267
Moog, Inc., Class A	25	1,601

		6,088

Air Freight & Logistics — 1.1%
Echo Global Logistics, Inc. *	241	6,213
Hub Group, Inc., Class A *	92	4,613

		10,826

Airlines — 0.3%
Hawaiian Holdings, Inc.	100	1,285
SkyWest, Inc.	53	1,574

		2,859

Auto Components — 1.1%
Adient plc *	147	2,549
American Axle & Manufacturing Holdings, Inc. *	58	332
Cooper Tire & Rubber Co.	57	1,813
Cooper-Standard Holdings, Inc. * (a)	5	67
Gentherm, Inc. *	83	3,388
Goodyear Tire & Rubber Co. (The)	296	2,268

		10,417

Banks — 13.9%
1st Source Corp.	71	2,177
American National Bankshares, Inc.	4	86
Atlantic Capital Bancshares, Inc. *	50	568
Atlantic Union Bankshares Corp.	6	118
BancFirst Corp.	82	3,361
BancorpSouth Bank	51	986
BankFinancial Corp.	147	1,062
Bankwell Financial Group, Inc.	16	221
Banner Corp.	28	890
Brookline Bancorp, Inc.	152	1,310
Bryn Mawr Bank Corp.	20	502
Cadence BanCorp	301	2,589
Cathay General Bancorp	135	2,922
Central Pacific Financial Corp.	293	3,973
Central Valley Community Bancorp	16	195
Century Bancorp, Inc., Class A (a)	3	164
CIT Group, Inc.	213	3,765
Citizens & Northern Corp.	9	146
City Holding Co.	42	2,420
Codorus Valley Bancorp, Inc.	11	143
Columbia Banking System, Inc.	130	3,098
Community Bank System, Inc.	83	4,498
Community Trust Bancorp, Inc.	80	2,254
Customers Bancorp, Inc. *	74	824
East West Bancorp, Inc.	8	263
Enterprise Financial Services Corp.	139	3,780
Equity Bancshares, Inc., Class A *	64	987
Farmers National Banc Corp.	72	788
Financial Institutions, Inc.	45	699
First Bancorp	20	417
First BanCorp (Puerto Rico)	792	4,133
First Citizens BancShares, Inc., Class A	5	1,721
First Commonwealth Financial Corp. (a)	630	4,876
First Community Bankshares, Inc. (a)	40	713
First Financial Corp.	14	424
First Hawaiian, Inc.	62	896
First Interstate BancSystem, Inc., Class A	23	731
First Midwest Bancorp, Inc.	119	1,287
First Northwest Bancorp	15	145
Flushing Financial Corp.	96	1,007
Glacier Bancorp, Inc.	39	1,237
Great Southern Bancorp, Inc.	24	869
Great Western Bancorp, Inc.	254	3,162
Hancock Whitney Corp.	17	316
Hilltop Holdings, Inc.	157	3,225
Home BancShares, Inc.	251	3,811
HomeTrust Bancshares, Inc.	74	1,004
Hope Bancorp, Inc.	561	4,257
Independent Bank Corp.	36	451
Investors Bancorp, Inc.	636	4,619
Mackinac Financial Corp.	16	152
Mercantile Bank Corp.	13	225
OFG Bancorp (Puerto Rico) (a)	68	849
Pacific Premier Bancorp, Inc.	66	1,333
People’s United Financial, Inc.	55	570
Preferred Bank	11	366
Renasant Corp.	10	216
Republic Bancorp, Inc., Class A	13	358
S&T Bancorp, Inc.	15	265
Select Bancorp, Inc. *	141	1,012
South State Corp.	108	5,202
Tompkins Financial Corp. (a)	15	841
TriState Capital Holdings, Inc. *	17	220
Trustmark Corp.	338	7,238
UMB Financial Corp.	146	7,147
Umpqua Holdings Corp.	386	4,096
United Bankshares, Inc.	343	7,354
Valley National Bancorp	30	205
Washington Trust Bancorp, Inc.	25	757
Webster Financial Corp.	73	1,925
West BanCorp, Inc.	9	135
Westamerica BanCorp	108	5,844

		130,400

Biotechnology — 2.8%
89bio, Inc. * (a)	88	2,256
Arcus Biosciences, Inc. * (a)	177	3,038
Enanta Pharmaceuticals, Inc. * (a)	19	861
Epizyme, Inc. * (a)	126	1,504
Fate Therapeutics, Inc. * (a)	93	3,713
Five Prime Therapeutics, Inc. *	86	406
Iovance Biotherapeutics, Inc. * (a)	128	4,207
Myriad Genetics, Inc. *	52	681
Novavax, Inc. * (a)	32	3,467
Protagonist Therapeutics, Inc. *	305	5,968

		26,101

Building Products — 1.2%
Builders FirstSource, Inc. *	252	8,230
Caesarstone Ltd.	40	388
Cornerstone Building Brands, Inc. *	26	206
Masonite International Corp. *	6	571
Quanex Building Products Corp.	110	2,032

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Resideo Technologies, Inc. *	21	230
UFP Industries, Inc.	2	96

		11,753

Capital Markets — 1.7%
Blucora, Inc. *	88	831
Cowen, Inc., Class A (a)	145	2,354
Donnelley Financial Solutions, Inc. *	118	1,576
Oppenheimer Holdings, Inc., Class A	10	212
Piper Sandler Cos.	25	1,803
Stifel Financial Corp. (a)	142	7,165
Virtus Investment Partners, Inc.	13	1,761

		15,702

Chemicals — 1.8%
Avient Corp.	130	3,442
FutureFuel Corp.	145	1,643
HB Fuller Co.	7	298
Koppers Holdings, Inc. *	89	1,865
Kraton Corp. *	134	2,384
Minerals Technologies, Inc.	80	4,094
PQ Group Holdings, Inc. *	32	331
Trinseo SA	96	2,467
Tronox Holdings plc, Class A	113	890

		17,414

Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	215	7,867
ACCO Brands Corp.	736	4,270
Cimpress plc (Ireland) * (a)	7	511
Deluxe Corp. (a)	76	1,948
Ennis, Inc.	55	950
HNI Corp.	43	1,343
IBEX Ltd. *	53	814
Pitney Bowes, Inc.	144	765
Quad/Graphics, Inc.	437	1,324
Steelcase, Inc., Class A	378	3,822

		23,614

Communications Equipment — 0.6%
ADTRAN, Inc.	216	2,212
Cambium Networks Corp. *	32	539
Comtech Telecommunications Corp.	23	325
Infinera Corp. * (a)	478	2,947

		6,023

Construction & Engineering — 4.0%
Aegion Corp. *	29	410
Arcosa, Inc.	115	5,048
Argan, Inc.	101	4,212
Dycom Industries, Inc. *	23	1,236
EMCOR Group, Inc.	119	8,058
Fluor Corp.	89	781
MasTec, Inc. *	123	5,207
MYR Group, Inc. *	113	4,209
Primoris Services Corp.	133	2,394
Tutor Perini Corp. *	530	5,904

		37,459

Construction Materials — 0.1%
Summit Materials, Inc., Class A *	32	533

Consumer Finance — 0.7%
EZCORP, Inc., Class A *	136	685
Navient Corp.	286	2,413
Nelnet, Inc., Class A	59	3,573

		6,671

Containers & Packaging — 0.0%(b)
Myers Industries, Inc.	24	315

Distributors — 0.4%
Core-Mark Holding Co., Inc.	142	4,094

Diversified Consumer Services — 0.7%
American Public Education, Inc. *	85	2,395
Houghton Mifflin Harcourt Co. *	802	1,388
K12, Inc. *	98	2,571
Laureate Education, Inc., Class A *	36	475

		6,829

Diversified Financial Services — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	73	881
Marlin Business Services Corp.	21	148

		1,029

Diversified Telecommunication Services — 0.6%
Consolidated Communications Holdings, Inc. * (a)	509	2,895
Liberty Latin America Ltd., Class A (Chile) * (a)	126	1,041
Liberty Latin America Ltd., Class C (Chile) * (a)	244	1,987

		5,923

Electric Utilities — 0.8%
IDACORP, Inc.	10	815
Portland General Electric Co.	169	5,999
Spark Energy, Inc., Class A (a)	61	511

		7,325

Electrical Equipment — 0.3%
Bloom Energy Corp., Class A * (a)	9	162
LSI Industries, Inc.	38	259
Powell Industries, Inc.	97	2,337

		2,758

Electronic Equipment, Instruments & Components — 2.2%
Bel Fuse, Inc., Class B	113	1,206
Benchmark Electronics, Inc.	289	5,832
OSI Systems, Inc. *	7	574
Sanmina Corp. *	134	3,614
ScanSource, Inc. *	233	4,626
TTM Technologies, Inc. *	322	3,677
Vishay Intertechnology, Inc.	62	964

		20,493

Energy Equipment & Services — 1.0%
Bristow Group, Inc. * (a)	18	386
ChampionX Corp. *	142	1,131
Matrix Service Co. *	373	3,115
NexTier Oilfield Solutions, Inc. * (a)	894	1,654
Oceaneering International, Inc. *	95	336
Patterson-UTI Energy, Inc. (a)	62	176
SEACOR Holdings, Inc. *	76	2,213
Select Energy Services, Inc., Class A *	69	263

		9,274

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Entertainment — 0.6%
Cinemark Holdings, Inc. (a)	312	3,116
Eros STX Global Corp. (India) * (a)	987	2,181

		5,297

Equity Real Estate Investment Trusts (REITs) — 8.8%
Acadia Realty Trust (a)	85	894
Agree Realty Corp.	29	1,814
Alexander & Baldwin, Inc.	130	1,459
American Assets Trust, Inc.	150	3,621
American Finance Trust, Inc. (a)	176	1,103
Broadstone Net Lease, Inc., Class A	136	2,280
CareTrust REIT, Inc.	31	559
Chatham Lodging Trust	43	331
City Office REIT, Inc.	116	870
CoreCivic, Inc.	51	410
CorEnergy Infrastructure Trust, Inc. (a)	27	156
CorePoint Lodging, Inc.	37	199
CoreSite Realty Corp.	11	1,343
DiamondRock Hospitality Co.	763	3,868
Diversified Healthcare Trust	118	415
Easterly Government Properties, Inc. (a)	153	3,422
Essential Properties Realty Trust, Inc.	34	619
First Industrial Realty Trust, Inc.	97	3,853
Franklin Street Properties Corp.	39	142
GEO Group, Inc. (The) (a)	78	879
Getty Realty Corp.	124	3,226
Gladstone Commercial Corp.	150	2,521
Global Net Lease, Inc.	40	642
Hersha Hospitality Trust	17	93
Highwoods Properties, Inc.	20	655
Investors Real Estate Trust	6	371
Kite Realty Group Trust	127	1,470
Lexington Realty Trust	220	2,303
Mack-Cali Realty Corp.	174	2,192
Monmouth Real Estate Investment Corp. (a)	15	202
New Senior Investment Group, Inc.	308	1,232
NexPoint Residential Trust, Inc.	7	315
Pebblebrook Hotel Trust	69	870
Physicians Realty Trust	241	4,320
Piedmont Office Realty Trust, Inc., Class A	174	2,360
PotlatchDeltic Corp.	127	5,352
PS Business Parks, Inc.	11	1,297
QTS Realty Trust, Inc., Class A (a)	3	183
Retail Opportunity Investments Corp.	241	2,512
Retail Properties of America, Inc., Class A	165	960
RLJ Lodging Trust	142	1,231
Sabra Health Care REIT, Inc.	182	2,506
Saul Centers, Inc.	8	205
Service Properties Trust	168	1,333
SITE Centers Corp. (a)	161	1,160
STAG Industrial, Inc.	143	4,369
Summit Hotel Properties, Inc.	47	242
Sunstone Hotel Investors, Inc.	872	6,923
UMH Properties, Inc.	43	578
Urban Edge Properties	117	1,140
Urstadt Biddle Properties, Inc., Class A	51	466
Xenia Hotels & Resorts, Inc.	254	2,233

		83,699

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	9	176
Rite Aid Corp. * (a)	38	363
SpartanNash Co.	205	3,348
United Natural Foods, Inc. * (a)	73	1,086

		4,973

Food Products — 1.3%
B&G Foods, Inc. (a)	65	1,791
Darling Ingredients, Inc. *	202	7,292
Farmer Bros Co. *	97	428
Fresh Del Monte Produce, Inc.	76	1,733
Seneca Foods Corp., Class A *	22	786

		12,030

Gas Utilities — 1.4%
Northwest Natural Holding Co.	20	921
ONE Gas, Inc.	65	4,493
Southwest Gas Holdings, Inc.	98	6,190
Spire, Inc.	33	1,761

		13,365

Health Care Equipment & Supplies — 0.3%
Invacare Corp.	169	1,274
LivaNova plc *	18	827
Varex Imaging Corp. * (a)	74	936

		3,037

Health Care Providers & Services — 2.6%
Community Health Systems, Inc. * (a)	390	1,646
Cross Country Healthcare, Inc. *	247	1,605
Magellan Health, Inc. *	57	4,335
Owens & Minor, Inc. (a)	354	8,886
Patterson Cos., Inc. (a)	47	1,123
Tenet Healthcare Corp. *	203	4,976
Tivity Health, Inc. * (a)	173	2,425

		24,996

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc. * (a)	980	7,976
Computer Programs and Systems, Inc. (a)	20	555

		8,531

Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp.	89	2,719
Brinker International, Inc. (a)	101	4,293
International Game Technology plc	92	1,023
Marriott Vacations Worldwide Corp.	22	1,952
Penn National Gaming, Inc. *	38	2,792

		12,779

Household Durables — 2.5%
Hooker Furniture Corp.	13	333
KB Home	73	2,795
Lifetime Brands, Inc.	53	503
Meritage Homes Corp. *	41	4,493
Purple Innovation, Inc. *	160	3,978
Sonos, Inc. *	32	486
Taylor Morrison Home Corp. *	30	725
TRI Pointe Group, Inc. *	540	9,795
Tupperware Brands Corp. * (a)	46	935

		24,043

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Products — 0.3%
Central Garden & Pet Co., Class A *	69	2,490

Independent Power and Renewable Electricity Producers — 1.2%
Atlantic Power Corp. *	1,348	2,641
Clearway Energy, Inc.	168	4,157
Clearway Energy, Inc., Class C	168	4,521

		11,319

Insurance — 2.0%
Ambac Financial Group, Inc. *	109	1,387
American Equity Investment Life Holding Co.	204	4,488
AMERISAFE, Inc.	4	206
Argo Group International Holdings Ltd.	34	1,175
CNO Financial Group, Inc.	469	7,528
FedNat Holding Co.	15	94
Heritage Insurance Holdings, Inc. (a)	65	660
Horace Mann Educators Corp.	8	257
MBIA, Inc. *	161	975
National General Holdings Corp. (a)	30	996
ProSight Global, Inc. *	29	329
Third Point Reinsurance Ltd. (Bermuda) *	84	585
United Insurance Holdings Corp.	74	450

		19,130

Interactive Media & Services — 0.6%
Cars.com, Inc. *	417	3,367
Yelp, Inc. *	124	2,489

		5,856

Internet & Direct Marketing Retail — 0.1%
Groupon, Inc. * (a)	65	1,320

IT Services — 0.8%
KBR, Inc.	155	3,463
Perspecta, Inc.	153	2,982
Sykes Enterprises, Inc. *	45	1,533

		7,978

Machinery — 2.7%
AGCO Corp.	62	4,612
Astec Industries, Inc.	88	4,752
CIRCOR International, Inc. *	20	536
Douglas Dynamics, Inc.	27	934
EnPro Industries, Inc.	5	276
Graham Corp.	17	212
Hurco Cos., Inc.	11	310
LB Foster Co., Class A *	22	291
Manitowoc Co., Inc. (The) *	32	270
Meritor, Inc. *	77	1,612
Navistar International Corp. *	16	688
Terex Corp.	111	2,147
Wabash National Corp.	725	8,668

		25,308

Media — 1.2%
AMC Networks, Inc., Class A * (a)	140	3,447
comScore, Inc. *	766	1,562
Gannett Co., Inc. (a)	602	782
Hemisphere Media Group, Inc. *	196	1,703
Sinclair Broadcast Group, Inc., Class A (a)	123	2,358
WideOpenWest, Inc. *	262	1,359

		11,211

Metals & Mining — 2.2%
Arconic Corp. *	62	1,172
Century Aluminum Co. * (a)	57	403
Commercial Metals Co.	251	5,011
Kaiser Aluminum Corp.	39	2,074
SunCoke Energy, Inc.	577	1,972
Warrior Met Coal, Inc.	190	3,247
Worthington Industries, Inc.	175	7,140

		21,019

Mortgage Real Estate Investment Trusts (REITs) — 2.6%
Apollo Commercial Real Estate Finance, Inc. (a)	106	956
Ares Commercial Real Estate Corp.	30	276
ARMOUR Residential REIT, Inc.	155	1,473
Blackstone Mortgage Trust, Inc., Class A (a)	261	5,725
Cherry Hill Mortgage Investment Corp.	19	169
Dynex Capital, Inc. (a)	22	336
Ellington Financial, Inc. (a)	24	298
Great Ajax Corp.	22	182
Invesco Mortgage Capital, Inc. (a)	126	341
KKR Real Estate Finance Trust, Inc.	139	2,294
Ladder Capital Corp.	405	2,884
PennyMac Mortgage Investment Trust	183	2,944
Redwood Trust, Inc.(a)	221	1,663
TPG RE Finance Trust, Inc. (a)	143	1,207
Two Harbors Investment Corp. (a)	705	3,588

		24,336

Multiline Retail — 0.9%
Big Lots, Inc. (a)	109	4,844
Dillard’s, Inc., Class A (a)	100	3,648

		8,492

Multi-Utilities — 1.0%
Avista Corp.	88	2,996
Black Hills Corp.	92	4,937
Unitil Corp.	41	1,580

		9,513

Oil, Gas & Consumable Fuels — 3.0%
Arch Resources, Inc.	67	2,850
Berry Corp.	507	1,608
Bonanza Creek Energy, Inc. *	19	355
CNX Resources Corp. *	123	1,159
CVR Energy, Inc.	144	1,777
Delek US Holdings, Inc. (a)	153	1,700
DHT Holdings, Inc.	78	401
Diamond S Shipping, Inc. * (a)	112	766
Dorian LPG Ltd. *	151	1,209
Green Plains, Inc. * (a)	192	2,975
International Seaways, Inc.	52	763
Kosmos Energy Ltd. (Ghana)	222	216
Magnolia Oil & Gas Corp., Class A * (a)	241	1,244
Ovintiv, Inc. (a)	210	1,713
PDC Energy, Inc. *	146	1,808

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Peabody Energy Corp.	68	157
Range Resources Corp.	104	690
Renewable Energy Group, Inc. *	60	3,200
REX American Resources Corp. *	36	2,336
Southwestern Energy Co. * (a)	257	604
Talos Energy, Inc. * (a)	61	390
W&T Offshore, Inc. * (a)	359	647

		28,568

Paper & Forest Products — 2.0%
Boise Cascade Co.	131	5,213
Domtar Corp.	115	3,032
Louisiana-Pacific Corp.	103	3,040
Neenah, Inc.	14	506
PH Glatfelter Co.	81	1,113
Schweitzer-Mauduit International, Inc.	147	4,475
Verso Corp., Class A	171	1,347

		18,726

Personal Products — 0.2%
Edgewell Personal Care Co. *	57	1,592

Pharmaceuticals — 1.1%
Endo International plc *	876	2,891
Intra-Cellular Therapies, Inc. *	71	1,822
Lannett Co., Inc. * (a)	649	3,966
Prestige Consumer Healthcare, Inc. *	49	1,788

		10,467

Professional Services — 2.3%
Barrett Business Services, Inc.	81	4,254
GP Strategies Corp. *	169	1,629
Heidrick & Struggles International, Inc.	90	1,776
Huron Consulting Group, Inc. *	82	3,213
Insperity, Inc.	7	458
Kelly Services, Inc., Class A	253	4,317
TrueBlue, Inc. *	391	6,051

		21,698

Real Estate Management & Development — 0.3%
Realogy Holdings Corp. *	264	2,492

Road & Rail — 0.7%
ArcBest Corp.	194	6,029
Covenant Logistics Group, Inc., Class A *	28	491

		6,520

Semiconductors & Semiconductor Equipment — 2.2%
Amkor Technology, Inc. *	525	5,875
Cohu, Inc.	157	2,701
Maxeon Solar Technologies Ltd. * (a)	49	826
NeoPhotonics Corp. *	352	2,142
SMART Global Holdings, Inc. * (a)	61	1,660
SunPower Corp. * (a)	390	4,878
Veeco Instruments, Inc. * (a)	233	2,718

		20,800

Software — 1.5%
ACI Worldwide, Inc. * (a)	73	1,915
Asure Software, Inc. *	181	1,364
Avaya Holdings Corp. * (a)	263	3,995
MicroStrategy, Inc., Class A *	15	2,243
SecureWorks Corp., Class A * (a)	158	1,805
Synchronoss Technologies, Inc. * (a)	807	2,429
Xperi Holding Corp.	39	446

		14,197

Specialty Retail — 3.6%
Aaron’s, Inc.	30	1,677
Abercrombie & Fitch Co., Class A (a)	171	2,388
Bed Bath & Beyond, Inc. (a)	209	3,131
Express, Inc. * (a)	360	220
Genesco, Inc. *	17	366
Group 1 Automotive, Inc.	36	3,200
Haverty Furniture Cos., Inc. (a)	87	1,824
Hibbett Sports, Inc. * (a)	132	5,188
Lithia Motors, Inc., Class A	15	3,487
Murphy USA, Inc. *	11	1,449
ODP Corp. (The)	183	3,569
Sleep Number Corp. *	32	1,585
Sonic Automotive, Inc., Class A	85	3,430
Zumiez, Inc. * (a)	90	2,501

		34,015

Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. * (a)	109	833
Eastman Kodak Co. * (a)	265	2,334

		3,167

Textiles, Apparel & Luxury Goods — 0.7%
Fossil Group, Inc. * (a)	63	359
G-III Apparel Group Ltd. * (a)	221	2,893
Movado Group, Inc.	17	173
Wolverine World Wide, Inc.	111	2,879

		6,304

Thrifts & Mortgage Finance — 3.4%
ESSA Bancorp, Inc.	13	159
Essent Group Ltd.	154	5,688
Luther Burbank Corp.	40	337
Meridian Bancorp, Inc.	203	2,096
MGIC Investment Corp.	331	2,932
Mr Cooper Group, Inc. *	33	728
Northfield Bancorp, Inc.	407	3,708
Premier Financial Corp.	55	855
Radian Group, Inc.	405	5,919
Territorial Bancorp, Inc.	10	208
Washington Federal, Inc.	323	6,728
Waterstone Financial, Inc.	58	894
Western New England Bancorp, Inc.	42	238
WSFS Financial Corp. (a)	55	1,484

		31,974

Trading Companies & Distributors — 2.1%
BMC Stock Holdings, Inc. *	130	5,577
DXP Enterprises, Inc. * (a)	75	1,211
Foundation Building Materials, Inc. *	78	1,221
GMS, Inc. *	67	1,610
MRC Global, Inc. *	327	1,401
NOW, Inc. * (a)	856	3,885
Titan Machinery, Inc. *	126	1,662
Veritiv Corp. *	79	996
WESCO International, Inc. *	64	2,797

		20,360

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Wireless Telecommunication Services — 0.2%
Gogo, Inc. * (a)	215	1,990

TOTAL COMMON STOCKS
(Cost $935,770)		927,492

SHORT-TERM INVESTMENTS — 10.5%
INVESTMENT COMPANIES — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $20,775)	20,766	20,780

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	63,006	63,019
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	15,716	15,716

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED
(Cost $78,741)		78,735

TOTAL SHORT-TERM INVESTMENTS (Cost $99,516)		99,515

Total Investments — 108.4% (Cost $1,035,286)		1,027,007
Liabilities in Excess of Other Assets — (8.4)%		(79,765)

Net Assets — 100.0%		947,242

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $75,901,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	254	12/2020	USD	19,117	520

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,027,007	$—	$—	$1,027,007

Appreciation in Other Financial Instruments
Futures Contracts (a)	$520	$—	$—	$520

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(a)(b)	$14,798	$98,438	$92,454	$(3)	$1	$20,780	20,766	$14	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	64,032	67,000	68,000	2	(15)	63,019	63,006	61	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(a)(b)	5,596	65,100	54,980	—	—	15,716	15,716	2	—

Total	$84,426	$230,538	$215,434	$(1)	$(14)	$99,515		$77	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.